Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of credit risk exposure [line items]
Beginning balance			$ 1,870
Ending balance	$ 2,058		2,058
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,058	$ 1,899	2,058	$ 1,899
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,802	1,660	1,802	1,660
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	256	239	256	239
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	97	96	102	99
Net remeasurement of loss allowance	(3)	13	(1)	19
Loan originations	2	2	5	8
Derecognitions and maturities	(2)	(2)	(4)	(6)
Total PCL	(3)	13		21
Write-offs	(6)	(5)	(13)	(15)
Recoveries of previous write-offs	7	1	12	5
Foreign exchange and other	(8)	(2)	(14)	(7)
Ending balance	87	103	87	103
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	538	561	560	570
Net remeasurement of loss allowance	78	80	146	197
Loan originations	12	10	35	28
Derecognitions and maturities	(17)	(18)	(42)	(50)
Total PCL	73	72	139	175
Write-offs	(80)	(75)	(233)	(219)
Recoveries of previous write-offs	25	28	97	67
Foreign exchange and other	(9)	(2)	(16)	(9)
Ending balance	547	584	547	584
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	308	323	293	337
Net remeasurement of loss allowance	79	43	211	156
Loan originations	5	4	15	15
Derecognitions and maturities	(7)	(12)	(21)	(37)
Total PCL	77	35	205	134
Write-offs	(91)	(79)	(250)	(242)
Recoveries of previous write-offs	20	26	66	76
Foreign exchange and other	1	1	1	1
Ending balance	315	306	315	306
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,019	892	915	912
Net remeasurement of loss allowance	157	80	248	175
Loan originations	53	51	163	117
Derecognitions and maturities	(50)	(56)	(132)	(130)
Model changes		(10)		(10)
Total PCL	160	65	279	152
Write-offs	(52)	(60)	(123)	(190)
Recoveries of previous write-offs	2	14	61	45
Foreign exchange and other	(20)	(5)	(23)	(13)
Ending balance	1,109	906	1,109	906
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	536	476	536	476
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	409	369	409	369
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	127	107	127	107
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	16	19	20	16
Transfer to Stage 1	7	7	21	25
Transfer to Stage 2	(1)		(2)	(1)
Net remeasurement of loss allowance	(9)	(7)	(29)	(26)
Loan originations	2	2	5	8
Derecognitions and maturities	(1)	(1)	(1)	(2)
Total PCL	(2)	1	(6)	4
Foreign exchange and other		1		1
Ending balance	14	21	14	21
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	86	86	90	76
Transfer to Stage 1	44	44	131	171
Transfer to Stage 2	(4)	(3)	(13)	(17)
Transfer to Stage 3	(1)	(1)	(4)	(3)
Net remeasurement of loss allowance	(40)	(40)	(134)	(151)
Loan originations	12	10	35	28
Derecognitions and maturities	(4)	(5)	(12)	(14)
Total PCL	7	5	3	14
Foreign exchange and other	(1)	(1)	(1)
Ending balance	92	90	92	90
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	77	77	74	83
Transfer to Stage 1	28	33	78	149
Transfer to Stage 2	(5)	(6)	(16)	(32)
Transfer to Stage 3	(1)		(1)	(1)
Net remeasurement of loss allowance	(24)	(34)	(68)	(139)
Loan originations	5	4	15	15
Derecognitions and maturities	(1)	(1)	(3)	(2)
Total PCL	2	(4)	5	(10)
Ending balance	79	73	79	73
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	336	291	298	268
Transfer to Stage 1	31	44	139	95
Transfer to Stage 2	(16)	(8)	(41)	(21)
Transfer to Stage 3	(1)	(1)	(1)	(1)
Net remeasurement of loss allowance	(23)	(54)	(141)	(99)
Loan originations	53	51	163	117
Derecognitions and maturities	(28)	(25)	(75)	(59)
Model changes		(7)		(7)
Total PCL	16		44	25
Foreign exchange and other	(1)	1	9	(1)
Ending balance	351	292	351	292
Stage Two [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,052	986	1,052	986
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	946	882	946	882
Stage Two [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	106	104	106	104
Stage Two [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	37	31	38	34
Transfer to Stage 1	(6)	(6)	(19)	(23)
Transfer to Stage 2	2	2	5	6
Transfer to Stage 3	(3)	(1)	(7)	(7)
Net remeasurement of loss allowance	6	11	21	31
Derecognitions and maturities	(1)	(1)	(3)	(4)
Total PCL	(2)	5	(3)	3
Foreign exchange and other		1
Ending balance	35	37	35	37
Stage Two [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	324	328	326	357
Transfer to Stage 1	(42)	(41)	(122)	(160)
Transfer to Stage 2	18	20	62	82
Transfer to Stage 3	(32)	(29)	(84)	(132)
Net remeasurement of loss allowance	66	81	168	235
Derecognitions and maturities	(13)	(13)	(30)	(36)
Total PCL	(3)	18	(6)	(11)
Foreign exchange and other	(1)	2		2
Ending balance	320	348	320	348
Stage Two [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	231	246	219	254
Transfer to Stage 1	(28)	(33)	(78)	(149)
Transfer to Stage 2	5	6	16	32
Transfer to Stage 3	(46)	(51)	(125)	(152)
Net remeasurement of loss allowance	79	75	221	282
Derecognitions and maturities	(6)	(11)	(18)	(35)
Total PCL	4	(14)	16	(22)
Foreign exchange and other	1	1	1	1
Ending balance	236	233	236	233
Stage Two [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	423	368	408	410
Transfer to Stage 1	(30)	(40)	(135)	(90)
Transfer to Stage 2	17	12	53	35
Transfer to Stage 3	(14)	(22)	(41)	(50)
Net remeasurement of loss allowance	91	81	230	135
Derecognitions and maturities	(22)	(31)	(57)	(71)
Model changes		(3)		(3)
Total PCL	42	(3)	50	(44)
Foreign exchange and other	(4)	3	3	2
Ending balance	461	368	461	368
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	470	437	470	437
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	447	409	447	409
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	23	28	23	28
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	44	46	44	49
Transfer to Stage 1	(1)	(1)	(2)	(2)
Transfer to Stage 2	(1)	(2)	(3)	(5)
Transfer to Stage 3	3	1	7	7
Net remeasurement of loss allowance		9	7	14
Total PCL	1	7	9	14
Write-offs	(6)	(5)	(13)	(15)
Recoveries of previous write-offs	7	1	12	5
Foreign exchange and other	(8)	(4)	(14)	(8)
Ending balance	38	45	38	45
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	128	147	144	137
Transfer to Stage 1	(2)	(3)	(9)	(11)
Transfer to Stage 2	(14)	(17)	(49)	(65)
Transfer to Stage 3	33	30	88	135
Net remeasurement of loss allowance	52	39	112	113
Total PCL	69	49	142	172
Write-offs	(80)	(75)	(233)	(219)
Recoveries of previous write-offs	25	28	97	67
Foreign exchange and other	(7)	(3)	(15)	(11)
Ending balance	135	146	135	146
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	47	51	126	153
Net remeasurement of loss allowance	24	2	58	13
Total PCL	71	53	184	166
Write-offs	(91)	(79)	(250)	(242)
Recoveries of previous write-offs	20	26	66	76
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	260	233	209	234
Transfer to Stage 1	(1)	(4)	(4)	(5)
Transfer to Stage 2	(1)	(4)	(12)	(14)
Transfer to Stage 3	15	23	42	51
Net remeasurement of loss allowance	89	53	159	139
Total PCL	102	68	185	171
Write-offs	(52)	(60)	(123)	(190)
Recoveries of previous write-offs	2	14	61	45
Foreign exchange and other	(15)	(9)	(35)	(14)
Ending balance	$ 297	$ 246	$ 297	$ 246